NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

	September 30, 2022			December 31, 2021
		Accrued			Accrued
	Principal	Interest	Total	Principal	Interest	Total
SBA EIDL	$149,169	$-	$149,169	$149,169	$-	$149,169
FVPO Funds	-	-	-	91,758	20,574	112,332
Grand Slam	412,637	-	412,637	434,560	-	434,560
FVPO Funds (a)	3,250,000	-	3,250,000	500,000	-	500,000
FVPO Funds (a)	15,000,000	-	15,000,000	-	-	-
SBA EIDL	113,400	-	113,400	113,400	-	113,400
SBA	100,000	-	100,000	-	-	-
Subtotal	19,025,206	-	19,025,206	1,288,887	20,574	1,309,461
Debt Discounts (a)	(5,335,738)	-	(5,335,738)	-	-	-
Total	$13,689,468	$-	$13,689,468	$1,288,887	$20,574	$1,309,461

	December 31, 2021			December 31, 2020
		Accrued			Accrued
	Principal	Interest	Total	Principal	Interest	Total
SBA EIDL	$149,169	$-	$149,169	$-	$-	$-
FVPO Funds	91,758	20,574	112,332	-	-	-
Grand Slam	434,560	-	434,560	464,560	-	464,560
FVPO Funds	500,000	-	500,000	-	-	-
SBA EIDL	113,400	-	113,400	-	-	-
SBA PPP	-	-	-	30,595	-	30,595
SBA	-	-	-	263,300	-	263,300
Feenix Payment Systems	-	-	-	200,000	24,359	200,000
Feenix Payment Systems	-	-	-	169,208	17,992	169,208
Amigh, LLC	-	-	-	80,000	-	80,000
Total	$1,288,887	$20,574	$1,309,461	$1,207,663	$42,351	$1,250,014